Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 5 — PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	March 31, 2023	December 31, 2022
Lab equipment	$666,178	$666,178
Leasehold improvements	115,333	115,333
Furniture and fixtures	3,579	3,579

	785,090	785,090
Less: accumulated depreciation	(553,087)	(530,116)

Property and equipment, net	$232,003	$254,974

Depreciation expense was $22,971 and $22,301 for the three months ended March 31, 2023 and 2022, respectively.

NOTE 5 —PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31, 2022	December 31, 2021
Lab equipment	$666,178	$662,593
Leasehold improvements	115,333	115,333
Furniture and fixtures	3,579	—

	785,090	777,926
Less: accumulated depreciation	(530,116)	(440,334)

Property and equipment, net	$254,974	$337,592

Depreciation expense was $89,782 and $89,646 for the years ended December 31, 2022 and 2021, respectively.